Taxation - Summary of Movement in Deferred Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	£ 286	£ 2,771
Exchange adjustments	(55)	103
Credit/(charge) to statement of comprehensive income and equity	(104)	112
Acquisitions and disposals	(25)	(2,843)
R&D credits utilisation	(108)	(40)
At 31 December 2020	687	286
Share option and award schemes [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	81	71
Exchange adjustments	(3)	(1)
Credit/(charge) to statement of comprehensive income and equity	(13)	18
At 31 December 2020	60	81
Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	757	834
At 31 December 2020	843	757
Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	(4,192)	(959)
Exchange adjustments	41	88
Acquisitions and disposals	(25)	(3,117)
At 31 December 2020	(3,982)	(4,192)
Accelerated capital allowances [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	(242)	(295)
Exchange adjustments	(9)	17
Acquisitions and disposals		1
At 31 December 2020	(296)	(242)
Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	942	447
Exchange adjustments	(2)	(8)
Acquisitions and disposals		278
At 31 December 2020	1,060	942
Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	956	950
Exchange adjustments	(57)	55
Credit/(charge) to statement of comprehensive income and equity	(141)	(92)
Acquisitions and disposals		(60)
R&D credits utilisation	(108)	(40)
At 31 December 2020	1,104	956
Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
(Charge)/credit to income statement	693	183
Origination and reversal of temporary differences [member] | Share option and award schemes [member]
Changes in deferred tax liability (asset) [abstract]
(Charge)/credit to income statement	(5)	(7)
Origination and reversal of temporary differences [member] | Contingent Consideration [member]
Changes in deferred tax liability (asset) [abstract]
(Charge)/credit to income statement	86	(77)
Origination and reversal of temporary differences [member] | Intangible assets [member]
Changes in deferred tax liability (asset) [abstract]
(Charge)/credit to income statement	194	(204)
Origination and reversal of temporary differences [member] | Accelerated capital allowances [member]
Changes in deferred tax liability (asset) [abstract]
(Charge)/credit to income statement	(45)	35
Origination and reversal of temporary differences [member] | Tax losses [member]
Changes in deferred tax liability (asset) [abstract]
(Charge)/credit to income statement	120	225
Origination and reversal of temporary differences [member] | Other temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
(Charge)/credit to income statement	454	143
Pensions and other post-employment benefits [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	864	694
Exchange adjustments	4	(40)
Credit/(charge) to statement of comprehensive income and equity	50	186
Acquisitions and disposals		15
At 31 December 2020	874	864
Pensions and other post-employment benefits [member] | Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
(Charge)/credit to income statement	(44)	9
Intra group profit [member]
Changes in deferred tax liability (asset) [abstract]
At 1 January 2019	1,120	1,029
Exchange adjustments	(29)	(8)
Acquisitions and disposals		40
At 31 December 2020	1,024	1,120
Intra group profit [member] | Origination and reversal of temporary differences [member]
Changes in deferred tax liability (asset) [abstract]
(Charge)/credit to income statement	£ (67)	£ 59